Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 11, 2014
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2014
Prospectus Date	rr_ProspectusDate	Jul. 11, 2014
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHAX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHCX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHZX
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHNX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZAX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZCX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZZX
MainStay Cushing Renaissance Advantage Fund (Prospectus Summary) | MainStay Cushing Renaissance Advantage Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRZNX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURCX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURZX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURNX
MainStay Cushing Royalty Energy Income Fund (Prospectus Summary) | MainStay Cushing Royalty Energy Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURAX